Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Components of Inventories

DECEMBER 31	2016	2015	2014
Raw material	$378.2	$339.9	$312.2
Work in progress	256.7	243.4	240.6
Finished products	240.0	217.9	206.0

Inventories	$874.9	$801.2	$758.8
Inventory reserve at beginning of year	$(89.8)	$(83.3)	$(87.8)
Reversal of reserve	3.9	4.3	5.1
Addition to reserve	(26.5)	(22.2)	(10.9)
Write-off against reserve	8.1	5.0	4.0
Translation difference	2.8	6.4	6.3

Inventory reserve at end of year	$(101.5)	$(89.8)	$(83.3)

Total inventories, net of reserve	$773.4	$711.4	$675.5